Share-based compensation (Details 1) - Share Compensation Plan [Member] - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding, Number	2,892,057	2,001,557	1,472,597	1,278,290
Options outstanding, Weighted average remaining contractual life	3 years 25 days
Options outstanding, Weighted average exercise price	$ 5.52	$ 5.82	$ 5.88	$ 4.68
Options exercisable, Number	1,855,368
Options exercisable, Weighted average exercise price	$ 5.90
$1.65 to $2.08 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum	1.65
Range of exercise prices, maximum	$ 2.08
Options outstanding, Number	277,000
Options outstanding, Weighted average remaining contractual life	2 months 19 days
Options outstanding, Weighted average exercise price	$ 1.66
Options exercisable, Number	277,000
Options exercisable, Weighted average exercise price	$ 1.66
$2.09 to $5.63 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum	2.09
Range of exercise prices, maximum	$ 5.63
Options outstanding, Number	1,477,183
Options outstanding, Weighted average remaining contractual life	3 years 10 months 10 days
Options outstanding, Weighted average exercise price	$ 4.26
Options exercisable, Number	703,557
Options exercisable, Weighted average exercise price	$ 4.39
$5.64 to $7.37 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum	5.64
Range of exercise prices, maximum	$ 7.37
Options outstanding, Number	550,000
Options outstanding, Weighted average remaining contractual life	3 years 5 months 19 days
Options outstanding, Weighted average exercise price	$ 6.14
Options exercisable, Number	325,667
Options exercisable, Weighted average exercise price	$ 6.14
$7.38 to $13.09 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum	7.38
Range of exercise prices, maximum	$ 13.09
Options outstanding, Number	587,874
Options outstanding, Weighted average remaining contractual life	2 years 25 days
Options outstanding, Weighted average exercise price	$ 9.91
Options exercisable, Number	549,144
Options exercisable, Weighted average exercise price	$ 9.92